Business Changes and Developments	12 Months Ended
Dec. 31, 2010
Business Changes and Developments [Abstract]
Business Changes and Developments
Note 2 – Business changes and developments
Decrease in common stock dividend
 On February 23, 2009, the Board of Directors reduced the Firm’s quarterly common stock dividend from $0.38 to $0.05 per share, effective with the dividend paid on April 30, 2009, to shareholders of record on April 6, 2009.
Acquisition of the banking operations of Washington
Mutual Bank
 On September 25, 2008, JPMorgan Chase acquired the banking operations of Washington Mutual Bank (“Washington Mutual”) from the FDIC for $1.9 billion. The acquisition expanded JPMorgan Chase’s consumer branch network into several states, including California, Florida Washington, Georgia, Idaho, Nevada and Oregon and created the third largest branch network in the U.S. The acquisition also extended the reach of the Firm’s business banking, commercial banking, credit card, consumer lending and wealth management businesses.
The acquisition was accounted for under the purchase method of accounting, which requires that the assets and liabilities of Washington Mutual be initially reported at fair value.
In 2008, the $1.9 billion purchase price was preliminarily allocated to the Washington Mutual assets acquired and liabilities assumed, which resulted in negative goodwill. In accordance with U.S. GAAP for business combinations that was in effect at the time of the acquisition, noncurrent nonfinancial assets acquired in the Washington Mutual transaction that were not held-for-sale, such as the premises and equipment and other intangibles, were written down against the negative goodwill. The negative goodwill that remained after writing down the nonfinancial assets was recognized as an extraordinary gain of $1.9 billion at December 31, 2008. The final total extraordinary gain that resulted from the Washington Mutual transaction was $2.0 billion.
The final summary computation of the purchase price and the allocation of the final total purchase price of $1.9 billion to the net assets acquired of Washington Mutual, based on their respective fair values as of September 25, 2008, and the resulting final negative goodwill of $2.0 billion are presented below.

September 25, 2008 (in millions)

Purchase price
Purchase price		$1,938
Direct acquisition costs		3

Total purchase price		1,941
Net assets acquired:
Washington Mutual’s net assets before fair value adjustments	$39,186
Washington Mutual’s goodwill and other intangible assets	(7,566)

Subtotal	31,620

Adjustments to reflect assets acquired at fair value:
Securities	(16)
Trading assets	(591)
Loans	(30,998)
Allowance for loan losses	8,216
Premises and equipment	680
Accrued interest and accounts receivable	(243)
Other assets	4,010

Adjustments to reflect liabilities assumed at fair value:
Deposits	(686)
Other borrowed funds	68
Accounts payable, accrued expense and other liabilities	(1,124)
Long-term debt	1,063

Fair value of net assets acquired		11,999

Negative goodwill before allocation to nonfinancial assets		(10,058)
Negative goodwill allocated to nonfinancial assets(a)		8,076

Negative goodwill resulting from the acquisition(b)		$(1,982)

(a)	The acquisition was accounted for as a purchase business combination, which requires the assets (including identifiable intangible assets) and liabilities (including executory contracts and other commitments) of an acquired business to be recorded at their respective fair values as of the effective date of the acquisition and consolidated with those of JPMorgan Chase. The fair value of the net assets of Washington Mutual’s banking operations exceeded the $1.9 billion purchase price, resulting in negative goodwill. Noncurrent, nonfinancial assets not held-for-sale, such as premises and equipment and other intangibles, were written down against the negative goodwill. The negative goodwill that remained after writing down transaction-related core deposit intangibles of approximately $4.9 billion and premises and equipment of approximately $3.2 billion was recognized as an extraordinary gain of $2.0 billion.

(b)	The extraordinary gain was recorded net of tax expense in Corporate/Private Equity.

Condensed statement of net assets acquired
 The following condensed statement of net assets acquired reflects the final value assigned to the Washington Mutual net assets as of September 25, 2008.

(in millions)	September 25, 2008

Assets
Cash and due from banks	$3,680
Deposits with banks	3,517
Federal funds sold and securities purchased under resale agreements	1,700
Trading assets	5,691
Securities	17,224
Loans (net of allowance for loan losses)	206,456
Accrued interest and accounts receivable	3,253
Mortgage servicing rights	5,874
All other assets	16,596

Total assets	$263,991

Liabilities
Deposits	$159,872
Federal funds purchased and securities loaned or sold under repurchase agreements	4,549
Other borrowed funds	81,636
Trading liabilities	585
Accounts payable, accrued expense and other liabilities	6,708
Long-term debt	6,718

Total liabilities	260,068

Washington Mutual net assets acquired	$3,923

Merger with The Bear Stearns Companies Inc.
 Effective May 30, 2008, BSC Merger Corporation, a wholly owned subsidiary of JPMorgan Chase, merged with The Bear Stearns Companies Inc. (“Bear Stearns”) pursuant to the Agreement and Plan of Merger, dated as of March 16, 2008, as amended March 24, 2008, and Bear Stearns became a wholly owned subsidiary of JPMorgan Chase. The merger provided the Firm with a leading global prime brokerage platform; strengthened the Firm’s equities and asset management businesses; enhanced capabilities in mortgage origination, securitization and servicing; and expanded the platform of the Firm’s energy business. The merger was accounted for under the purchase method of accounting, which requires that the assets and liabilities of Bear Stearns be fair valued. The final total purchase price to complete the merger was $1.5 billion.
The merger with Bear Stearns was accomplished through a series of transactions that were reflected as step acquisitions. On April 8, 2008, pursuant to a share exchange agreement, JPMorgan Chase acquired 95 million newly issued shares of Bear Stearns common stock (or 39.5% of Bear Stearns common stock after giving effect to the issuance) for 20.7 million shares of JPMorgan Chase common stock. Further, between March 24, 2008, and May 12, 2008, JPMorgan Chase acquired approximately 24 million shares of Bear Stearns common stock in the open market at an average purchase price of $12.37 per share. The share exchange and cash purchase transactions resulted in JPMorgan Chase owning approximately 49.4% of Bear Stearns common stock immediately prior to consummation of the merger. Finally, on May 30, 2008, JPMorgan Chase completed the merger. As a result of the merger, each outstanding share of Bear Stearns common stock (other than shares then held by JPMorgan Chase) was converted into the right to receive 0.21753 shares of common stock of JPMorgan Chase. Also, on May 30, 2008, the shares of common stock that JPMorgan Chase and Bear Stearns acquired from each other in the share exchange transaction were cancelled. From April 8, 2008, through May 30, 2008, JPMorgan Chase accounted for the investment in Bear Stearns under the equity method of accounting. During this period, JPMorgan Chase recorded reductions to its investment in Bear Stearns representing its share of Bear Stearns net losses, which was recorded in other income and accumulated other comprehensive income. The difference between the net assets acquired and the fair value of the net assets acquired (including goodwill), presented in the tables below, represent JPMorgan Chase’s net losses recorded under the equity method of accounting.
In conjunction with the Bear Stearns merger, in June 2008, the Federal Reserve Bank of New York (the “FRBNY”) took control, through a limited liability company (“LLC”) formed for this purpose, of a portfolio of $30 billion in assets acquired from Bear Stearns, based on the value of the portfolio as of March 14, 2008. The assets of the LLC were funded by a $28.85 billion term loan from the FRBNY, and a $1.15 billion subordinated loan from JPMorgan Chase. The JPMorgan Chase loan is subordinated to the FRBNY loan and will bear the first $1.15 billion of any losses of the portfolio. Any remaining assets in the portfolio after repayment of the FRBNY loan, the JPMorgan Chase note and the expense of the LLC will be for the account of the FRBNY.

As a result of step acquisition accounting, the final total purchase price of $1.5 billion was allocated to the Bear Stearns assets acquired and liabilities assumed using their fair values as of April 8, 2008, and May 30, 2008, respectively. The final summary computation of the purchase price and the allocation of the final total purchase price of $1.5 billion to the net assets acquired of Bear Stearns are presented below.

May 30, 2008 (in millions, except shares, per share amounts, ratios and where otherwise noted)

Purchase price
Shares exchanged in the Share Exchange transaction (April 8, 2008)	95,000
Other Bear Stearns shares outstanding	145,759

Total Bear Stearns stock outstanding	240,759
Cancellation of shares issued in the Share Exchange transaction	(95,000)
Cancellation of shares acquired by JPMorgan Chase for cash in the open market	(24,061)

Bear Stearns common stock exchanged as of May 30, 2008	121,698
Exchange ratio	0.21753

JPMorgan Chase common stock issued	26,473
Average purchase price per JPMorgan Chase common share(a)	$45.26

Total fair value of JPMorgan Chase common stock issued		$1,198
Bear Stearns common stock acquired for cash in the open market (24 million shares at an average share price of $12.37 per share)		298
Fair value of employee stock awards (largely to be settled by shares held in the RSU Trust(b))		242
Direct acquisition costs		27
Less: Fair value of Bear Stearns common stock held in the RSU Trust and included in the exchange of common stock		(269	)(b)

Total purchase price		1,496

Net assets acquired
Bear Stearns common stockholders’ equity	$6,052
Adjustments to reflect assets acquired at fair value:
Trading assets	(3,877)
Premises and equipment	509
Other assets	(288)
Adjustments to reflect liabilities assumed at fair value:
Long-term debt	504
Other liabilities	(2,289)

Fair value of net assets acquired excluding goodwill		611

Goodwill resulting from the merger(c)		$885

(a)	The value of JPMorgan Chase common stock was determined by averaging the closing prices of JPMorgan Chase’s common stock for the four trading days during the period March 19 through 25, 2008.

(b)	Represents shares of Bear Stearns common stock held in an irrevocable grantor trust (the “RSU Trust”), to be used to settle stock awards granted to selected employees and certain key executives under certain heritage Bear Stearns employee stock plans. Shares in the RSU Trust were exchanged for 6 million shares of JPMorgan Chase common stock at the merger exchange ratio of 0.21753. For further discussion of the RSU Trust, see Note 10 on pages 210–212 of this Annual Report.

(c)	The goodwill was recorded in Investment Bank and is not tax-deductible.
Condensed statement of net assets acquired
 The following condensed statement of net assets acquired reflects the final values assigned to the Bear Stearns net assets as of May 30, 2008.

(in millions)	May 30, 2008

Assets
Cash and due from banks	$534
Federal funds sold and securities purchased under resale agreements	21,204
Securities borrowed	55,195
Trading assets	136,489
Loans	4,407
Accrued interest and accounts receivable	34,677
Goodwill	885
All other assets	35,377

Total assets	$288,768

Liabilities
Federal funds purchased and securities loaned or sold under repurchase agreements	$54,643
Other borrowings	16,166
Trading liabilities	24,267
Beneficial interests issued by consolidated VIEs	47,042
Long-term debt	67,015
Accounts payable and other liabilities	78,569

Total liabilities	287,702

Bear Stearns net assets(a)	$1,066

(a)	Reflects the fair value assigned to 49.4% of the Bear Stearns net assets acquired on April 8, 2008 (net of related amortization), and the fair value assigned to the remaining 50.6% of the Bear Stearns net assets acquired on May 30, 2008. The difference between the net assets acquired, as presented above, and the fair value of the net assets acquired (including goodwill), presented in the previous table, represents JPMorgan Chase’s net losses recorded under the equity method of accounting.

Unaudited pro forma condensed combined financial information reflecting the Bear Stearns merger and Washington Mutual transaction
The following unaudited pro forma condensed combined financial information presents the 2008 results of operations of the Firm as they may have appeared, if the Bear Stearns merger and the Washington Mutual transaction had been completed on January 1, 2008.

Year ended December 31,
(in millions, except per share data)	2008

Total net revenue	$68,149
Loss before extraordinary gain	(14,090)
Net loss	(12,184)

Net loss per common share data:
Basic earnings per share
Loss before extraordinary gain	$(4.26)
Net loss	(3.72)
Diluted earnings per share(a)
Loss before extraordinary gain	(4.26)
Net loss	(3.72)
Average common shares issued and outstanding
Basic	3,510.5
Diluted	3,510.5

(a)	Common equivalent shares have been excluded from the pro forma computation of diluted loss per share for the year ended December 31, 2008, as the effect would be antidilutive.
The unaudited pro forma combined financial information is presented for illustrative purposes only and does not indicate the financial results of the combined company had the companies actually been combined as of January 1, 2008, nor is it indicative of the results of operations in future periods. Included in the unaudited pro forma combined financial information for the year ended December 31, 2008, were pro forma adjustments to reflect the results of operations of Bear Stearns and Washington Mutual’s banking operations, considering the purchase accounting, valuation and accounting conformity adjustments. For the Washington Mutual transaction, the amortization of purchase accounting adjustments to report interest-earning assets acquired and interest-bearing liabilities assumed at current interest rates is reflected for the year ended December 31, 2008. Valuation adjustments and the adjustment to conform allowance methodologies in the Washington Mutual transaction, and valuation and accounting conformity adjustments related to the Bear Stearns merger are reflected in the results for the year ended December 31, 2008.
Internal reorganization related to the Bear Stearns merger
On June 30, 2008, JPMorgan Chase fully and unconditionally guaranteed each series of outstanding preferred stock of Bear Stearns, as well as all of Bear Stearns’ outstanding U.S. Securities and Exchange Commission (“SEC”) registered U.S. debt securities and obligations relating to trust preferred capital debt securities. Subsequently, on July 15, 2008, JPMorgan Chase completed an internal merger transaction, which resulted in each series of outstanding preferred stock of Bear Stearns being automatically exchanged into newly-issued shares of JPMorgan Chase preferred stock having substantially identical terms. In addition, pursuant to internal transactions in July 2008 and the first quarter of 2009, JPMorgan Chase assumed or guaranteed the remaining outstanding securities of Bear Stearns and its subsidiaries, in each case in accordance with the indentures and other agreements governing those securities. As discussed below, all of the above series of preferred stock, and the depositary shares representing such preferred stock, were redeemed on August 20, 2010.
Other business events
Redemption of Series E, F and G cumulative preferred stock
On August 20, 2010, JPMorgan Chase redeemed at stated redemption value, all outstanding shares of its Series E 6.15% Cumulative Preferred Stock; Series F 5.72% Cumulative Preferred Stock; and Series G 5.49% Cumulative Preferred Stock. For a further discussion of preferred stock, see Note 23 on pages 267–268 of this Annual Report.
RBS Sempra transaction
On July 1, 2010, JPMorgan Chase completed the acquisition of RBS Sempra Commodities’ global oil, global metals and European power and gas businesses. The Firm acquired approximately $1.7 billion of net assets which included $3.3 billion of debt which was immediately repaid. This acquisition almost doubled the number of clients the Firm’s commodities business can serve and will enable the Firm to offer clients more products in more regions of the world.
Purchase of remaining interest in J.P. Morgan Cazenove
On January 4, 2010, JPMorgan Chase purchased the remaining interest in J.P. Morgan Cazenove, an investment banking business partnership formed in 2005, which resulted in an adjustment to the Firm’s capital surplus of approximately $1.3 billion.

Termination of Chase Paymentech Solutions joint venture
The dissolution of the Chase Paymentech Solutions joint venture, a global payments and merchant acquiring joint venture between JPMorgan Chase and First Data Corporation, was completed on November 1, 2008. JPMorgan Chase retained approximately 51% of the business, which it operates under the name Chase Paymentech Solutions. The dissolution of the Chase Paymentech Solutions joint venture was accounted for as a step acquisition in accordance with U.S. GAAP for business combinations, and the Firm recognized an after-tax gain of $627 million in the fourth quarter of 2008 as a result of the dissolution. The gain represents the amount by which the fair value of the net assets acquired (predominantly intangible assets and goodwill) exceeded JPMorgan Chase’s carrying value in the net assets transferred to First Data Corporation. Upon dissolution, the Firm consolidated the retained Chase Paymentech Solutions business.
Proceeds from Visa Inc. shares
On March 19, 2008, Visa Inc. (“Visa”) completed its initial public offering (“IPO”). Prior to the IPO, JPMorgan Chase held approximately a 13% equity interest in Visa. On March 28, 2008, Visa used a portion of the proceeds from the offering to redeem a portion of the Firm’s equity interest, which resulted in the recognition of a pretax gain of $1.5 billion (recorded in other income). In conjunction with the IPO, Visa placed $3.0 billion in escrow to cover liabilities related to certain litigation matters. The escrow was increased by $1.1 billion in 2008, $700 million in 2009 and by $1.3 billion in 2010. Increases in Visa’s escrow account results in a dilution of the value of the Firm’s ownership of Visa Inc. JPMorgan Chase’s interest in the escrow was recorded as a reduction of other expense and reported net to the extent of established litigation reserves.
Purchase of remaining interest in Highbridge Capital Management
In January 2008, JPMorgan Chase purchased an additional equity interest in Highbridge Capital Management, LLC (“Highbridge”), which resulted in the Firm owning 77.5% of Highbridge. In July 2009, JPMorgan Chase completed its purchase of the remaining interest in Highbridge, which resulted in a $228 million adjustment to capital surplus.